RNC MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2002
--------------------------------------------------------------------------

Assets
     Cash                                                     $ 1,852,638
                                                            --------------

       Total assets                                             1,852,638
                                                            --------------


Liabilities
     Payables:
       Distribution to shareholders                                26,094
       Fund shares redeemed                                     1,793,263
       Advisory fees                                               17,169
     Accrued expenses                                              16,112
                                                            --------------

       Total liabilities                                        1,852,638
                                                            --------------



Net Assets                                                            $ -
                                                            ==============


                                    RNC MONEY MARKET FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2002
--------------------------------------------------------------------------

INVESTMENT INCOME
      Income
        Interest                                                $ 869,170
                                                            --------------
            Total income                                          869,170
                                                            --------------

      Expenses
        Advisory fees                                             168,637
        Distribution Fees                                         103,798
        Administration fees                                        30,929
        Custody fees                                               30,945
        Registration expense                                       15,472
        Legal fees                                                 26,353
        Fund accounting fees                                       12,463
        Audit fees                                                  7,480
        Transfer agent fees                                         6,982
        Director fees                                               5,984
        Reports to shareholders                                     1,788
        Insurance expense                                           2,694
        Miscellaneous                                               9,973
                                                            --------------
            Total expenses                                        423,498
            Less: fees waived                                    (103,798)
                                                            --------------
            Net expenses                                          319,700
                                                            --------------
                  Net investment income                           549,470
                                                            --------------


            Net increase in net assets resulting
              from operations                                   $ 549,470
                                                            ==============


                                                    RNC MONEY MARKET FUND


STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
                                                                  Year                 Year
                                                                  Ended                Ended
                                                            September 30, 2002    September 30, 2001
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
      Net investment income                                            $ 549,470          $ 1,893,860
      Net realized loss on investments                                        --                   --
                                                            --------------------- --------------------
      Net increase in net assets resulting from operations               549,470            1,893,860
                                                            --------------------- --------------------

DISTRIBUTION TO SHAREHOLDERS
      From net investment income                                        (549,470)          (1,893,860)
                                                            --------------------- --------------------

CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                      176,945,067          149,410,811
      Proceeds from shares reinvested                                     51,206              201,992
      Cost of shares redeemed                                       (206,599,539)        (165,560,781)
      Liquidating redemption                                          (1,793,264)                  --
                                                            --------------------- --------------------
      Net decrease from capital share transactions                   (31,396,530)         (15,947,978)
                                                            --------------------- --------------------

      Net decrease in net assets                                     (31,396,530)         (15,947,978)

NET ASSETS
      Beginning of year                                               31,396,530           47,344,508
                                                            --------------------- --------------------

      End of year                                                            $ -         $ 31,396,530
                                                            ===================== ====================


CHANGE IN CAPITAL SHARES
      Shares sold                                                    176,945,067          149,410,811
      Shares reinvested                                                   51,206              201,992
      Shares redeemed                                               (206,599,539)        (165,560,781)
      Liquidating redemption                                          (1,793,264)                  --
                                                            --------------------- --------------------
      Net decrease                                                   (31,396,530)         (15,947,978)
                                                            ===================== ====================



                                       RNC MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

----------------------------------------------------------------------------------------------------

                                                            Year Ended September 30,
                                                2002       2001        2000       1999       1998
----------------------------------------------------------------------------------------------------

Net asset value, beginning of year              $1.000     $1.000     $1.000     $1.000     $1.000
                                              ---------   --------   ---------  ---------  ---------

Income from investment operations:
     Net investment income                       0.013      0.046     0.054      0.044      0.049
                                              ---------   --------   ---------  ---------  ---------

Less distributions:
     From net investment income                (0.013)    (0.046)    (0.054)    (0.044)    (0.049)
                                              ---------   --------   ---------  ---------  ---------

Net asset value, end of year                    $1.000     $1.000     $1.000     $1.000     $1.000
                                              =========   ========   =========  =========  =========

Total return                                     1.35%      4.65%     5.52%      4.52%      4.99%

Ratios/supplemental data:

Net assets, end of year (millions)                $0.0      $31.4       $47.3      $38.4      $34.1

Ratio of expenses to average net assets:
     Before fees waived and expenses             1.02%      1.02%     1.05%      1.26%      1.14%
     absorbed
     After fees waived and expenses              0.77%      0.77%     0.74%      0.66%      0.76%
     absorbed

Ratio of net investment income to average net assets:
     After fees waived and expenses absorbed     1.32%      4.55%     5.42%      4.48%      4.92%





                                            RNC EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2002
----------------------------------------------------------------------------

Assets
      Cash                                                      $ 2,482,740
      Receivables:
        Interest income                                                 323
        Due from Advisor                                             37,620
                                                            ----------------

        Total assets                                              2,520,683
                                                            ----------------


Liabilities
      Payables:
        Fund shares redeemed                                      2,483,933
        Advisory fees                                                 6,262
      Accrued expenses                                               30,488
                                                            ----------------

        Total liabilities                                         2,520,683
                                                            ----------------


NET ASSETS                                                              $ -
                                                            ================

                                         RNC EQUITY FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2002
---------------------------------------------------------------------------

INVESTMENT INCOME
      Income
         Dividend                                                 $ 76,204
         Interest                                                    9,203
                                                            ---------------
                                                            ---------------
            Total income                                            85,407
                                                            ---------------


      Expenses
         Advisory fees                                              56,311
         Distribution fees                                          11,585
         Administration fees                                        40,000
         Custody fees                                                7,000
         Registration expense                                       22,108
         Legal fees                                                 31,501
         Fund accounting fees                                       12,502
         Audit fees                                                 15,502
         Transfer agent fees                                         5,702
         Director fees                                               6,201
         Deferred organization cost                                    684
         Reports to shareholders                                     4,201
         Insurance expense                                             558
         Miscellaneous                                               4,001
                                                            ---------------
            Total expenses                                         217,856
            Less: fees waived and expenses absorbed               (124,931)
                                                            ---------------
            Net expenses                                            92,925
                                                            ---------------

                 Net investment loss                                (7,518)
                                                            ---------------


REALIZED AND UNREALIZED LOSS ON INVESTMENTS
      Net realized loss on investments                          (1,322,708)
      Net unrealized appreciation on investments                   100,598
                                                            ---------------
         Net realized and unrealized gain on investments        (1,222,110)
                                                            ---------------

            Net decrease in net assets resulting from
                operations                                     $(1,229,628)
                                                            ===============


                                 RNC EQUITY FUND


STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
                                                                       Year                  Year
                                                                      Ended                 Ended
                                                                September 30, 2002    September 30, 2001
---------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
     Net investment loss                                                 $ (7,518)        $ (20,573)
     Net realized loss on investments                                  (1,322,708)         (645,256)
     Net unrealized appreciation (depreciation) on investments            100,598        (1,851,317)
                                                                 -----------------   ---------------
     Net decrease in net assets resulting from operations              (1,229,628)       (2,517,146)
                                                                 -----------------   ---------------

DISTRIBUTION TO SHAREHOLDERS
     From net realized gains                                                   --          (227,428)
                                                                 -----------------   ---------------

CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                            351,183           982,094
     Proceeds from shares reinvested                                           --           227,428
     Cost of shares redeemed                                           (2,567,001)       (1,750,074)
     Liquidating redemption                                            (2,483,933)               --
                                                                 -----------------   ---------------
     Net decrease from capital share transactions                      (4,699,751)         (540,552)
                                                                 -----------------   ---------------

     Net decrease in net assets                                        (5,929,379)       (3,285,126)

NET ASSETS
     Beginning of year                                                  5,929,379         9,214,505
                                                                 -----------------   ---------------

     End of year                                                   $           --       $ 5,929,379
                                                                 -----------------   ===============


CHANGE IN CAPITAL SHARES
     Shares sold                                                           25,625            63,027
     Shares reinvested                                                         --            13,569
     Shares redeemed                                                     (234,606)         (113,384)
     Liquidating redemption                                              (245,822)               --
                                                                 -----------------   ---------------
     Net decrease                                                        (454,803)          (36,788)
                                                                 =================   ===============




                                 RNC EQUITY FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year
----------------------------------------------------------------------------------------------------------------
                                                                          Year Ended September 30,
                                                     2002         2001          2000        1999        1998
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                  $13.04       $18.74        $18.73      $15.21       $14.85
                                                 ----------  -----------   ----------  -----------  ------------

Income from investment operations:
     Net investment income (loss)                   (0.03)       (0.05)        (0.10)      (0.03)        0.01
     Net realized and unrealized gain (loss) on     (2.91)       (5.16)         0.11        3.57         0.39
     investments
                                                 ----------  -----------   ----------  -----------  ------------
Total from investment operations                    (2.94)       (5.21)         0.01        3.54         0.40
                                                 ----------  -----------   ----------  -----------  ------------

Less distributions:
     From net investment income                      --          --            --          (0.02)       (0.04)
     From net realized gains                         --          (0.49)        --            --           --
                                                 ----------  -----------   ----------  -----------  ------------
Total from distributions                             --          (0.49)        --          (0.02)       (0.04)
                                                 ----------  -----------   ----------  -----------  ------------

Net asset value, end of year                        $10.10       $13.04        $18.74      $18.73       $15.21
                                                 ==========  ===========   ==========  ===========  ============

Total return                                       (22.55%)     (28.37%)       0.05%       23.29%       2.68%

Ratios/supplemental data:

Net assets, end of year (millions)                   $0.0         $5.9          $9.2        $9.4         $6.6

Ratio of expenses to average net assets:
     Before fees waived and expenses absorbed        3.88%       3.06%         2.71%       2.79%        3.57%
     After fees waived and expenses absorbed         1.65%       1.65%         1.65%       1.65%        1.64%

Ratio of net investment income to average net assets:
     Before fees waived and expense absorbed        (2.36%)     (1.70%)       (1.53%)     (1.35%)      (1.90%)
     After fees waived and expenses absorbed        (0.13%)     (0.28%)       (0.47%)     (0.21%)       0.03%

Portfolio turnover rate                               41%         73%           61%         46%          20%



*    Commencement of Operations.


                           RNC Mutual Fund Group, Inc.


NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     The RNC Mutual Fund Group, Inc. (the "Group"), is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company, with two diversified funds: The RNC Equity Fund (the "Equity Fund") and the RNC Money Market Fund (the "Money Fund"), formerly the RNC Liquid Assets Fund, Inc., (collectively the "Funds"). The Equity Fund began operations on November 1, 1996. The investment objective of the Equity Fund is to seek above-average total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in equity securities. The Money Fund's investment objective is high current income consistent with preservation of capital and liquidity.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Directors. For the Equity Fund short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     U.S. Government securities with less than 60 days remaining to maturity when acquired by the Money Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

     Short-term portfolio securities for the Money Fund are valued using the amortized cost method, which approximates market value. Commercial paper is purchased at its discounted price and will mature at its principal amounts, with the difference representing interest income when received.

B. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.

C.   Security   Transactions  and  Distributions.   Security   transactions  are
     accounted  for  on  trade  date.   Dividend  income  and  distributions  to
     shareholders are recorded on the ex-dividend date.

D. Repurchase Agreements. Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the value of the collateral is at least 102% at all times to the total amount of the repurchase obligation, including interest. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

E. Expenses. Expenses that are related to one of the Funds are charged directly to that fund. Other operating expenses of the Funds are allocated on the basis of relative net assets.

F. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.


NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the year ended September 30, 2002, RNC Capital Management LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Equity Fund and 0.41% based upon the average daily net assets for the Money Fund. For the year ended September 30, 2002, the Equity Fund incurred $56,311 in advisory fees and the Money Fund incurred $168,637.

     The Funds are responsible for their own operating expenses. The Advisor has agreed to limit the Equity Fund total expenses to not more than 1.65% of the average daily net assets. Any fee withheld or voluntarily reduced and/or any Fund expenses absorbed by the Advisor voluntarily or pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent up Board of Directors review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. For the year ended September 30, 2002, the Advisor waived fees and reimbursed expenses in the amount of $124,931 for the Equity Fund.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

RNC Equity
Under $100 million            $40,000 or 0.10% of average daily net assets,
                              whichever is greater
$100 to $200 million          0.05% of average daily net assets
$200 million thereafter       0.03% of average daily net assets

RNC Money Market
Under $100 million            $25,000 or 0.075% of average daily net assets,
                              whichever is greater
$100 to $200 million          0.05% of average daily net assets
$200 million thereafter       0.03% of average daily net assets

     Quasar Distributors LLC, (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor receives no fees for its services and is an affiliate of the Administrator.

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets of the Funds. The Equity Fund incurred $11,585 in distribution fees for the year ended September 30, 2002. The Distributor waived all its fees totaling $103,798 for the year ended September 30, 2002, for the Money Market Fund.

     Certain officers of the Fund are officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and the proceeds from the sales of securities, other than short-term investments, for the year ended September 30, 2002 were $1,999,648 and $6,614,378 respectively for the Equity Fund.

NOTE 5 - DISTRIBUTION TO SHAREHOLDERS

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                             Money Market Fund    Equity Fund
                                              ---------------- --------------

Cost of investments for tax purposes                     $  -           $  -
                                              ---------------- --------------
Gross tax unrealized appreciation                        $  -           $  -
Gross tax unrealized depreciation                           -              -
                                              ---------------- --------------
Net tax unrealized appreciation                          $  -           $  -
    (depreciation)
                                              ================ ==============
Undistributed ordinary income                            $  -           $  -
Undistributed long-term gains                            $  -           $  -

The tax composition of dividends was as follows:

                                                Long Term      Long Term
                    Ordinary Income  Income   Capital Gains  Capital Gains
                         Total      Per Share     Total        Per Share
                    --------------  --------- -------------- ---------------
Money Market Fund        $549,470     $0.306      $  -            $  -
Equity Fund             $      -      $  -        $  -            $  -


                            Rochdale Investment Trust

NOTES TO FINANCIAL STATEMENTS - Continued
--------------------------------------------------------------------------------

                           RNC Mutual Fund Group, Inc.

TRUSTEE and Officer Information

Background information for the Trustees and Officers of the Company is presented below. All Trustees oversee the two RNC Funds. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-576-8229. Trustees and Officers of the Company serve until their resignation, removal, or retirement.



                                              Length     Principal                             Other
                             Position(s)      of Time    Occupation(s)                     Directorships
Name, Address, and Age      Held with Trust   Served     During the Past 5 Years          Held by Trustee
--------------------------- ----------------- ---------- -------------------------------- ----------------
Bruce Stuart (60)           Trustee           Since 1998 Chief Investment Officer and     None.
RNC Mutual Fund Group, Inc.                              Chairman of Rochdale since
11601Wilshire Blvd.,                                     1974.
Los Angeles, CA 90025

Devere W. McGuffin (59)     Trustee           Since 1998 President of P.A. Pommares       None.
RNC Mutual Fund Group, Inc.                              Agencies, S.A. since 1997
11601Wilshire Blvd.,                                     (luxury goods distribution)
Los Angeles, CA 90025                                    (securities and investment
                                                         banking) since 1997; formerly
                                                         Senior Vice President and
                                                         Chief Financial Officer
                                                         of the Capital Markets
                                                         Group of Credit
                                                         Suisse-First Boston from
                                                         1972-1997.

Daniel J. Genter *(45)      President         Since 1992 President and Chief Executive    None.
RNC Mutual Fund Group, Inc.                              Officer of RNC since 1992
11601Wilshire Blvd.,
Los Angeles, CA 90025
Manuel A Gutierrez *(56)    Secretary and     Since 1998 Senior Vice President, Chief     None.
RNC Mutual Fund Group, Inc. Treasurer                    Financial Officer,
11601Wilshire Blvd.,                                     Secretary/Treasurer and
Los Angeles, CA 90025                                    Director of Research of
                                                         Rochdale. Since 1998.


* Denotes Trustees who are "interested persons" of the Trust under the 1940 Act.


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of RNC Mutual Fund Group, Inc.

     We have audited the accompanying statement of assets and liabilities of the RNC Mutual Fund Group, Inc. composed of the RNC Money Market Fund and the RNC Equity Fund, including the investment portfolio, as of September 30, 2002, and the related statements of operations, the statement of changes in net assets, and the financial highlights for each of the periods presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the RNC Money Market Fund and the RNC Equity Fund as of September 30, 2002, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented herein, in accordance with accounting principles generally accepted in the United States of America.


                /s/  TAIT,  WELLER & BAKER

Philadelphia, Pennsylvania
November 9, 2002